Subsequent events - Business combination and interim goodwill as of the acquisition date (Details) € in Thousands	Feb. 03, 2025 EUR (€)	Feb. 03, 2025 USD ($)	Jul. 01, 2024 EUR (€)	Jul. 01, 2024 USD ($)	Feb. 03, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Jul. 01, 2024 USD ($)	Jun. 15, 2022 EUR (€)	Jun. 15, 2022 USD ($)
Subsequent events
Step-up of net assets adquired								€ 83,366	$ 88,193,000
Acquisition of plasma centers from ImmunoTek GH, LLC.
Subsequent events
Consideration			€ 245,798				$ 265,858,000
Step-up of net assets adquired | €						€ 0
Goodwill			245,798				265,858,000
Adjustments from acquisition			(12,377)	$ (13,092,000)
Goodwill, net of adjustments			€ 233,421				$ 252,766,000
Business combination | Acquisition of plasma centers from ImmunoTek GH, LLC.
Subsequent events
Consideration	€ 268,457				$ 281,316,000
Advance payment	(133,601)				(140,000,000)
Net consideration	134,856				141,316,000
Step-up of net assets adquired | $					0
Goodwill	268,457				281,316,000
Adjustments from acquisition	(23,064)	$ (24,169,000)
Goodwill, net of adjustments	€ 245,393				$ 257,147,000